Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Assets:
Equity securities (without readily determinable fair values)	¥ 419,775	¥ 212,270
Fair Value, Measurements, Nonrecurring
Assets:
Loans	90,000	125,000
Loans held-for-sale	26,000	3,000
Equity securities (without readily determinable fair values)	2,000	1,000
Other investments		98,000
Premises and equipment-net	1,000	9,000
Total assets measured at fair value	119,000	236,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	136,000	177,000
Loans held-for-sale	26,000	3,000
Equity securities (without readily determinable fair values)	2,000	1,000
Other investments		104,000
Premises and equipment-net	12,000	34,000
Intangible assets		1,000
Other assets	3,000
Good will	2,000
Total assets measured at fair value	181,000	320,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Other investments		98,000
Total assets measured at fair value		98,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans		41,000
Loans held-for-sale	20,000	3,000
Premises and equipment-net	1,000	4,000
Total assets measured at fair value	21,000	48,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	90,000	84,000
Loans held-for-sale	6,000
Equity securities (without readily determinable fair values)	2,000	1,000
Premises and equipment-net		5,000
Total assets measured at fair value	¥ 98,000	¥ 90,000